Risk/Return Detail Data - FidelitySAIRealEstateFundPro - USD ($)		12 Months Ended		24 Months Ended
	Sep. 29, 2026	Sep. 29, 2026	Dec. 31, 2025	Sep. 29, 2026
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund | Fidelity SAI Real Estate Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.51%
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640
Annual Return, Inception Date	Sep. 04, 2024
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		2.51%		(2.09%)	[1]
Annual Return [Percent]			2.51%
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate	31.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Bar Chart, Year to Date Return	12.94%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2025
Highest Quarterly Return	3.42%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return	(0.89%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund | After Taxes on Distributions | Fidelity SAI Real Estate Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		1.68%		(2.92%)	[1]
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund | After Taxes on Distributions and Sales | Fidelity SAI Real Estate Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.69%		(1.80%)	[1]
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund | IXWEJ
Prospectus Line Items
Average Annual Return, Label [Optional Text]		MSCI US IMI Real Estate 25/50 Linked Index
Average Annual Return, Percent		3.31%		(1.23%)
FidelitySAIRealEstateFundPro | Fidelity SAI Real Estate Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent		17.88%		19.19%
Document Type	485BPOS
Registrant Name	Fidelity Summer Street Trust

[1]	A From September 4, 2024 .